Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of ESPP Share Activity

The following is a summary of 2009 ESPP share activity for the period ended March 31, 2016:

Shares
Available for future purchases, January 1, 2016	279,589
Additional shares reserved under 2009 ESPP	82,084
Purchases	(33,923)

Available for future purchases, March 31, 2016	327,750